Capital and reserves - Summary Of Movements In GHI and GHL (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares
Disclosure of classes of share capital [line items]
In issue on January 1	198,538	161,371
Issued for acquisition of NCI/ in business combination		964	19,332
Issued for cash		0	0
Restricted share units vested		11,810	10,166
Exchange of GHI ordinary shares and CRPS		(305,609)	0
In issue at December 31		198,538	161,371
Exercise of share options		61,845	7,669
Restricted ordinary shares		32,452	0
In issue at December 31 - fully paid		0	198,538
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
In issue on January 1	3,619,098	0
Issued for acquisition of NCI	77,170	0
Issued in relation to business combination	8,194	0
Restricted share units vested	24,227	276
Restricted ordinary shares issued but not fully vested	0	0
Conversion of Class B ordinary shares to Class A ordinary shares	4,570	0
Merger with AGC	0	62,491
Exchange of GHI ordinary shares and CRPS	0	3,152,143
Issued for cash to external investors	0	404,009
In issue at December 31	3,736,078	3,619,098	0
Exercise of share options	2,819	179
In issue at December 31 - fully paid	3,736,078	3,619,098
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
In issue on January 1	122,882	0
Issued for acquisition of NCI	0	0
Issued in relation to business combination	0	0
Restricted share units vested	112	0
Restricted ordinary shares issued but not fully vested	(21,635)	(32,452)
Conversion of Class B ordinary shares to Class A ordinary shares	(4,570)	0
Merger with AGC	0	0
Exchange of GHI ordinary shares and CRPS	0	122,882
Issued for cash to external investors	0	0
In issue at December 31	125,780	122,882	0
Exercise of share options	7,356	0
In issue at December 31 - fully paid	104,145	90,430
Convertible Redeemable Preference Shares [Member]
Disclosure of classes of share capital [line items]
In issue on January 1	2,871,351	2,576,688
Issued for acquisition of NCI/ in business combination		0	652
Issued for cash		98,065	294,011
Restricted share units vested		0	0
Exchange of GHI ordinary shares and CRPS		(2,969,416)	0
In issue at December 31		2,871,351	2,576,688
Exercise of share options		0	0
Restricted ordinary shares		0	0
In issue at December 31 - fully paid		0	2,871,351